Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
A summary of the changes in each component of accumulated other comprehensive (loss) income, net of tax for the years ended December 31, 2015 and 2014 is provided below:

(dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Post-retirement Plans	Unrealized Gains (Losses) on Available-for- Sale Securities	Unrealized Hedging (Losses) Gains	Accumulated Other Comprehensive (Loss) Income
Balance at December 31, 2013	$170	$(3,267)	$296	$(79)	$(2,880)
Other comprehensive (loss) income before reclassifications, net	(1,228)	(2,708)	28	(205)	(4,113)
Amounts reclassified, pre-tax	7	416	(20)	96	499
Tax (benefit) expense reclassified	—	(150)	4	(21)	(167)
Balance at December 31, 2014	$(1,051)	$(5,709)	$308	$(209)	$(6,661)
Other comprehensive (loss) income before reclassifications, net	(1,429)	32	16	(298)	(1,679)
Amounts reclassified, pre-tax	42	867	(54)	234	1,089
Tax (benefit) expense reclassified	—	(325)	23	(66)	(368)
Balance at December 31, 2015	$(2,438)	$(5,135)	$293	$(339)	$(7,619)